Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
13. Earnings (Loss) Per Share
Basic income (loss) per share applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted-average number of common shares outstanding. Diluted income (loss) per share assumes the conversion of any convertible securities using the treasury stock method or the if-converted
method.

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands, except per share data)	2021	2020	2021	2020
Numerator:
Net loss attributable to UpHealth, Inc.	$(32,784)	$(336)	$(35,734)	$(539)

Denominator:
Weighted average shares outstanding(1)	94,170	50,050	83,585	50,050
Diluted effect of stock awards	—	—	—	—

Weighted average shares outstanding assuming dilution	94,170	50,050	83,585	50,050

Net loss per share attributable to UpHealth, Inc.:
Basic	$(0.35)	$(0.01)	$(0.43)	$(0.01)

Diluted	$(0.35)	$(0.01)	$(0.43)	$(0.01)

(1)
The shares and earnings per share available to our common stock holders, prior to the Business Combinations, have been recasted to reflect the exchange ratio established in the Business Combinations (1.0 UpHealth Holdings share to 10.28 GigCapital2 share). See Note 3,
Business Combinations
, for more information.

The calculation of dilutive earnings per share excluded outstanding warrants to purchase 18.1 million shares of common stock at $11.50 per share; senior convertible notes, convertible into 15.0 million shares of common stock at $10.65 per share; and 1.7 million assumed equity awards, because the effect would be anti-dilutive.

13.	Earnings (Loss) Per Share
Basic earnings (loss) per share applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings (loss) per share assumes the conversion of any convertible securities using the treasury stock method or the if-converted
method. There are currently no convertible securities that would be dilutive; accordingly, dilutive earnings (loss) per share equals the basic earnings (loss) per share.